Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended		22 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	7,762,375	7,762,375	7,762,375	7,762,375		7,762,375	7,741,192
Diluted weighted average ordinary shares outstanding (in shares)	7,762,375	7,762,375	7,762,375	7,762,375		7,762,375	7,741,192
Earnings per share, Basic	$ (0.32)	$ (0.35)	$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Earnings per share, Diluted	(0.32)	(0.35)	(0.61)	(0.63)		$ (1.43)	$ (1.82)
Fifth Wall Acquisition Corp Three [Member]
Denominator:
Diluted weighted average ordinary shares outstanding (in shares)						28,407,000
Earnings per share, Basic	0.08	(0.01)	0.11	(0.02)	$ (0.04)	$ 0.01
Earnings per share, Diluted	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Numerator:
Allocation of net income (loss)	$ 1,093,423	$ (192,230)	$ 2,360,726	$ (476,352)	$ (821,655)	$ 221,059
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	14,743,793	28,407,000	21,537,653	28,407,000	19,687,130	28,407,000		19,687,130
Diluted weighted average ordinary shares outstanding (in shares)	14,743,793	28,407,000	21,537,653	28,407,000	19,687,130	28,407,000
Earnings per share, Basic	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)		$ 0.01		$ (0.04)
Earnings per share, Diluted	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Numerator:
Allocation of net income (loss)	$ 520,890	$ (46,523)	$ 753,564	$ (115,286)	$ (278,926)	$ 53,500
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,875,000	6,875,000	6,683,149	6,875,000		6,683,149
Diluted weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,875,000	6,875,000	6,683,149	6,875,000
Earnings per share, Basic	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)		$ 0.01		$ (0.04)
Earnings per share, Diluted	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01